Post-retirement benefits - Summary of main assumptions rate for valuations of plans (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [Line Items]
Assumption for the consumer price index	2.40%	2.70%
Canada
Disclosure of defined benefit plans [Line Items]
Discount rate	4.80%	4.60%
Long-term inflation	2.00%	2.00%
Rate of increase in pensions	0.30%	0.20%
UK
Disclosure of defined benefit plans [Line Items]
Discount rate	5.40%	5.40%
Long-term inflation	2.80%	3.10%
Rate of increase in pensions	2.30%	2.70%
US
Disclosure of defined benefit plans [Line Items]
Discount rate	5.30%	5.50%
Long-term inflation	2.30%	2.30%
Rate of increase in pensions	0.00%	0.00%
Switzerland
Disclosure of defined benefit plans [Line Items]
Discount rate	1.20%	0.90%
Long-term inflation	1.00%	1.00%
Rate of increase in pensions	2.50%	2.20%